Consolidated Statements of Stockholders' Equity (Parentheticals) - Inflection Point Acquisition Corp. [Member]	11 Months Ended
Dec. 31, 2021 shares
Statement [Line Items]
Sale of Private Placement Warrants, net of offering costs	6,845,000
Sale of Units not subject to redemption, net of underwriter discount and offering costs	1,386,989
Forfeiture of Class B founder shares	381,250